Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000004007
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%	(3.71%)		0.82%
Without Sales Load [Member] | C000004008
Average Annual Return [Line Items]
Average Annual Return, Percent	9.77%	(4.30%)		0.37%
Without Sales Load [Member] | C000159126
Average Annual Return [Line Items]
Average Annual Return, Percent	10.41%	(3.56%)		0.98%
Without Sales Load [Member] | C000219335
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	(3.06%)	(0.07%)
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	(0.48%)
Bloomberg Global Aggregate ex USD Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%	(3.59%)		0.56%
Bloomberg Global Aggregate ex USD Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%	(3.59%)		0.56%
Bloomberg Global Aggregate ex USD Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%	(3.59%)		0.56%
Bloomberg Global Aggregate ex USD Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%	(3.59%)	(1.30%)